UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
 (Exact name of registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL  60523
 (Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL  60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end:   May 31, 2018

Date of reporting period:   November 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report
November 30, 2017
(Unaudited)

Iman Fund

IMAN FUND
EXPENSE EXAMPLE
November 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/2017 - 11/30/2017).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/17	11/30/17	6/1/17 - 11/30/17*
Actual	$1,000.00	$1,120.30	$7.12
Hypothetical (5% return before expenses)	1,000.00	1,018.35	6.78

*	Expenses are equal to the Fund’s annualized expense ratio of 1.34% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2017 (Unaudited)

IMAN FUND

Total Rate of Return
For the Period November 30, 2007 to November 30, 2017
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2007 and held through November 30, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure stock markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2017	Months	Year	Years	Years
Iman Fund	12.03%	29.83%	15.86%	7.41%
Blended Dow Jones Islamic Market USA Index*/
Dow Jones Islamic Market World Index**	10.88%	26.20%	13.29%	6.99%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  Prior to July 31, 2013, the performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Dow Jones Islamic Market World Index is a compilation of 56 country-level benchmark indexes considered by Dow Jones to be in compliance with Islamic principles.  The index provides a definitive standard for measuring stock market performance for Islamic investors on a global basis, in accordance with Dow Jones Indexes’s established index methodology.  Prior to April 30, 2008, the performance of the Dow Jones Islamic Market World Index does not include the reinvestment of dividends.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 97.6%

	AUDIO & VIDEO EQUIPMENT
	MANUFACTURING - 0.5%
8,200	Dolby Laboratories, Inc. - Class A	$509,876

	AUTOMOTIVE PARTS,
	ACCESSORIES &
	TIRE STORES - 0.1%
380	O’Reilly Automotive, Inc. (a)	89,760

	BASIC CHEMICAL
	MANUFACTURING - 0.8%
4,900	Air Products and Chemicals, Inc.	798,896

	BEVERAGE
	MANUFACTURING - 0.5%
8,400	Monster Beverage Corp. (a)	526,428

	BUILDING MATERIAL &
	SUPPLIES DEALERS - 1.6%
8,600	The Home Depot, Inc.	1,546,452

	CHEMICAL & ALLIED
	PRODUCTS MERCHANT
	WHOLESALERS - 0.6%
2,200	Acuity Brands, Inc.	377,124
2,700	Ingevity Corp. (a)	214,893
		592,017
	CLOTHING STORES - 0.2%
2,600	Ross Stores, Inc.	197,678

	COMMUNICATIONS EQUIPMENT
	MANUFACTURING - 1.0%
86,200	BlackBerry Ltd. (a)(b)	928,374

	COMPUTER & PERIPHERAL
	EQUIPMENT
	MANUFACTURING - 3.9%
21,900	Apple Inc.	3,763,515

	COMPUTER SYSTEMS DESIGN
	& RELATED SERVICES - 5.0%
10,500	Accenture PLC - Class A (b)	1,554,105
8,600	Amdocs Ltd. (b)	561,494
2,800	athenahealth, Inc. (a)	372,092
4,825	Baidu, Inc. - ADR (a)(b)	1,151,148
2,700	F5 Networks, Inc. (a)	362,340
6,500	VMware, Inc. - Class A (a)	780,715
		4,781,894
	CUT & SEW APPAREL
	MANUFACTURING - 1.0%
11,700	lululemon athletica Inc. (a)	783,432
2,300	VF Corp.	167,808
		951,240
	DRUGS & DRUGGISTS’
	SUNDRIES MERCHANT
	WHOLESALERS - 0.5%
5,500	The Procter & Gamble Co.	494,945

	ELECTRICAL EQUIPMENT
	MANUFACTURING - 4.0%
111,100	ABB Ltd. - ADR (b)	2,859,714
21,200	Franklin Electric Co., Inc.	981,560
		3,841,274
	ELECTRONIC SHOPPING &
	MAIL-ORDER HOUSES - 4.2%
3,420	Amazon.com, Inc. (a)	4,024,485

	ELECTRONICS &
	APPLIANCE STORES - 0.6%
9,600	Best Buy Co., Inc.	572,256

	EMPLOYMENT SERVICES - 0.7%
5,200	ManpowerGroup Inc.	670,280

	ENGINE, TURBINE & POWER
	TRANSMISSION EQUIPMENT
	MANUFACTURING - 0.2%
900	Cummins, Inc.	150,660

	FOOTWEAR
	MANUFACTURING - 0.2%
3,100	NIKE, Inc. - Class B	187,302

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2017 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 97.6% (Continued)

	GROCERY & RELATED
	PRODUCT MERCHANT
	WHOLESALERS - 1.0%
17,200	Unilever PLC - ADR (b)	$971,456

	HOUSEHOLD APPLIANCE
	MANUFACTURING - 0.6%
7,900	iRobot Corp. (a)	542,098

	HOUSEHOLD APPLIANCES &
	ELECTRICAL & ELECTRONIC
	GOODS MERCHANT
	WHOLESALERS - 0.9%
9,500	TE Connectivity Ltd. (b)	897,180

	INSURANCE CARRIERS - 1.5%
6,100	UnitedHealth Group, Inc.	1,391,837

	LOCAL MESSENGERS &
	LOCAL DELIVERY - 0.6%
4,500	United Parcel Service,
	Inc. (UPS) - Class B	546,525

	LUMBER & OTHER
	CONSTRUCTION MATERIALS
	MERCHANT WHOLESALERS - 0.3%
4,100	Fortune Brands Home
	& Security, Inc.	280,522

	MACHINERY, EQUIPMENT &
	SUPPLIES MERCHANT
	WHOLESALERS - 0.6%
9,100	Hexcel Corp.	564,200

	MANAGEMENT, SCIENTIFIC &
	TECHNICAL CONSULTING
	SERVICES - 1.5%
14,000	salesforce.com, Inc. (a)	1,460,480

	MEDICAL EQUIPMENT &
	SUPPLIES MANUFACTURING - 5.0%
1,800	ABIOMED, Inc. (a)	350,712
3,900	Align Technology, Inc. (a)	1,017,432
2,000	The Cooper Companies, Inc.	482,360
5,000	Dentsply Sirona Inc.	335,050
8,000	Edwards Lifesciences, Corp. (a)	937,600
1,320	Intuitive Surgical, Inc. (a)	527,710
4,900	Nevro Corp. (a)	366,618
4,700	Stryker Corp.	733,200
		4,750,682
	METAL ORE MINING - 0.4%
4,700	Franco-Nevada Corp. (b)	381,405

	MISCELLANEOUS DURABLE
	GOODS MERCHANT
	WHOLESALERS - 1.9%
4,200	3M Co.	1,021,188
5,200	Honeywell International, Inc.	810,992
		1,832,180
	MOTOR VEHICLE
	MANUFACTURING - 0.6%
1,870	Tesla Inc. (a)	577,550

	MOTOR VEHICLE PARTS
	MANUFACTURING - 0.9%
5,700	WABCO Holdings Inc. (a)	851,865

	NAVIGATIONAL, MEASURING,
	ELECTROMEDICAL &
	CONTROL INSTRUMENTS
	MANUFACTURING - 2.1%
4,500	Agilent Technologies, Inc.	311,580
13,100	Bruker Corp.	460,858
4,300	Coherent, Inc. (a)	1,255,428
		2,027,866
	NEWSPAPER, PERIODICAL,
	BOOK & DIRECTORY
	PUBLISHERS - 2.4%
98,400	RELX PLC - ADR (b)	2,337,984

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2017 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 97.6% (Continued)

	NONMETALLIC MINERAL
	MINING & QUARRYING - 0.5%
2,340	Martin Marietta Materials, Inc.	$487,633

	OIL & GAS EXTRACTION - 1.7%
3,500	Diamondback Energy Inc (a)	382,585
4,900	EOG Resources, Inc.	501,368
15,000	Parsley Energy, Inc. - Class A (a)	402,900
1,900	Pioneer Natural Resources Co.	296,476
		1,583,329
	OTHER CHEMICAL PRODUCT
	& PREPARATION
	MANUFACTURING - 1.3%
4,400	Albemarle Corp.	591,008
7,000	FMC Corp	660,800
		1,251,808
	OTHER GENERAL
	MERCHANDISE STORES - 0.6%
6,000	Dollar General Corp.	528,480

	OTHER GENERAL PURPOSE
	MACHINERY
	MANUFACTURING - 1.5%
3,100	IDEX Corp.	420,267
6,100	Snap-on, Inc.	1,033,523
		1,453,790
	OTHER INFORMATION
	SERVICES - 9.6%
11,400	Alibaba Group
	Holding Ltd. - ADR (a)(b)	2,018,712
2,780	Alphabet Inc. - Class A (a)	2,880,552
890	Alphabet Inc. - Class C (a)	909,056
15,800	Facebook Inc. - Class A (a)	2,799,444
30,700	Twitter, Inc. (a)	631,806
		9,239,570
	OTHER MISCELLANEOUS
	MANUFACTURING - 0.5%
3,700	Pool Corp.	464,868

	OTHER PROFESSIONAL,
	SCIENTIFIC & TECHNICAL
	SERVICES - 0.9%
7,000	ServiceNow, Inc. (a)	861,000

	PETROLEUM & COAL
	PRODUCTS
	MANUFACTURING - 1.8%
20,500	Exxon Mobil Corp.	1,707,445

	PHARMACEUTICAL &
	MEDICINE
	MANUFACTURING - 10.9%
5,300	Alexion Pharmaceuticals, Inc. (a)	581,993
12,000	Alkermes PLC (a)(b)	627,480
4,300	Alnylam Pharmaceuticals, Inc. (a)	578,522
9,700	Bristol-Myers Squibb Co.	612,943
4,800	Eli Lilly and Co.	406,272
3,800	IDEXX Laboratories, Inc. (a)	594,358
3,800	Incyte Corp. (a)	376,162
4,400	Ionis Pharmaceuticals, Inc. (a)	244,156
8,000	Johnson & Johnson	1,114,640
15,600	Merck & Co., Inc.	862,212
40,100	Nektar Therapeutics (a)	2,164,999
17,200	Novartis AG - ADR (b)	1,475,760
1,740	Regeneron Pharmaceuticals, Inc. (a)	629,637
1,135	Vertex Pharmaceuticals Inc. (a)	163,769
		10,432,903
	SCHEDULED AIR
	TRANSPORTATION - 1.4%
21,600	Southwest Airlines Co.	1,310,472

	SCIENTIFIC RESEARCH &
	DEVELOPMENT SERVICES - 2.4%
2,020	Biogen Inc. (a)	650,783
19,300	Exact Sciences Corp. (a)	1,147,964
2,400	Waters Corp. (a)	473,208
		2,271,955

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2017 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 97.6% (Continued)

	SEMICONDUCTOR & OTHER
	ELECTRONIC COMPONENT
	MANUFACTURING - 8.5%
88,400	Advanced Micro Devices, Inc. (a)	$962,676
5,900	Amphenol Corp. - Class A	534,481
15,100	Applied Materials, Inc.	796,827
6,120	Broadcom Ltd. (b)	1,700,993
3,800	Cavium, Inc. (a)	324,824
24,600	Intel Corp.	1,103,064
7,000	Jabil Inc	201,950
8,100	NVIDIA Corp.	1,625,751
7,400	Texas Instruments Inc.	719,946
3,100	Xilinx, Inc.	215,481
		8,185,993
	SERVICES TO BUILDINGS
	& DWELLINGS - 0.7%
14,100	Rollins, Inc.	653,535

	SOFTWARE PUBLISHERS - 7.6%
4,900	Adobe Systems Inc. (a)	889,203
3,400	Autodesk, Inc. (a)	372,980
4,900	Citrix Systems, Inc. (a)	429,387
1,400	Intuit Inc.	220,108
500	MercadoLibre Inc.	137,570
25,700	Microsoft Corp.	2,163,169
9,800	PTC, Inc. (a)	624,064
8,800	Red Hat, Inc. (a)	1,115,488
3,600	Splunk Inc. (a)	288,324
7,400	Synopsys, Inc. (a)	668,812
2,000	Tyler Technologies, Inc. (a)	365,840
		7,274,945
	SUPPORT ACTIVITIES
	FOR MINING - 0.5%
4,800	Core Laboratories N.V. (b)	483,600

	TRAVEL ARRANGEMENT &
	RESERVATION SERVICES - 1.2%
658	The Priceline Group, Inc. (a)	1,144,729

	WHOLESALE ELECTRONIC
	MARKETS & AGENTS
	& BROKERS - 0.1%
800	Genuine Parts Co.	74,376
	TOTAL COMMON STOCKS
	(Cost $71,673,566)	93,451,593

	PREFERRED STOCK - 2.1%
	WIRED TELECOMMUNICATIONS
	CARRIERS - 2.1%
139,800	Telefonica Brasil S.A. – ADR (b)
	(2/21/2018; 2.3000%) (c)	2,035,488
	TOTAL PREFERRED STOCK
	(Cost $1,693,789)	2,035,488
	Total Investments
	(Cost $73,367,355) - 99.7%	95,487,081
	Other Assets in Excess
	of Liabilities - 0.3%	319,171
	TOTAL NET ASSETS - 100.0%	$95,806,252

Percentages are stated as a percent of net assets.

ADR –	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities
(c)	Maturity Date and Preferred Dividend Rate of Preferred Stock

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $73,367,355)	$95,487,081
Cash	409,592
Receivable for investments sold	436,314
Receivable for capital shares sold	283,669
Dividends receivable	211,229
Other assets	14,384
Total Assets	96,842,269

Liabilities:
Payable for investments purchased	864,353
Payable for capital shares redeemed	25,000
Payable to Advisor (Note 3)	76,354
Payable for professional fees	11,026
Payable for Trustee fees	7,004
Payable to Custodian	4,445
Accrued expenses and other liabilities	47,835
Total Liabilities	1,036,017
Net Assets	$95,806,252

Net assets consist of:
Paid-in capital	$64,808,598
Accumulated net investment income	104,370
Accumulated net realized gain on investments	8,773,558
Net unrealized appreciation on investments	22,119,726
Net Assets	$95,806,252

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	6,725,342
Net asset value, redemption price and offering price per share	$14.25

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2017 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $7,103)	$448,421
Total investment income	448,421

Expenses:
Advisory fees (Note 3)	436,053
Administration fees	46,377
Fund accounting fees	23,583
Transfer agent fees and expenses	23,399
Federal and state registration fees	14,642
Trustees’ fees and related expenses	11,005
Legal fees	9,555
Custody fees	8,084
Audit fees	6,794
Reports to shareholders	4,492
Other expenses	621
Total expenses	584,605
Net investment loss	(136,184)

Realized and unrealized gain on investments:
Net realized gain from security transactions	3,854,298
Change in net unrealized appreciation on investments	6,425,631
Realized and unrealized gain on investments	10,279,929
Net increase in net assets from operations	$10,143,745

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017
From operations:
Net investment income (loss)	$(136,184)	$240,554
Net realized gain on investments	3,854,298	7,290,807
Change in net unrealized appreciation on investments	6,425,631	7,902,371
Net increase in net assets from operations	10,143,745	15,433,732

From distributions:
Net investment income	—	(18,196)
Net realized gain on investments	—	(5,298,215)
Net decrease in net assets resulting from distributions paid	—	(5,316,411)

From capital share transactions:
Proceeds from sale of shares	8,616,763	15,744,727
Net asset value of shares issued in
reinvestment of distributions to shareholders	—	5,274,998
Payments for shares redeemed	(6,535,433)	(8,623,103)
Net increase in net assets from capital share transactions	2,081,330	12,396,622

Total increase in net assets	12,225,075	22,513,943

Net assets:
Beginning of period	83,581,177	61,067,234
End of period (includes accumulated net investment income of $104,370
and undistributed net investment loss of $240,554, respectively)	$95,806,252	$83,581,177

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,
	2017		Year Ended May 31,
	(Unaudited)		2017		2016	2015		2014	2013
Net asset value, beginning of period	$12.72		$11.15		$11.40	$11.59		$9.99	$8.35

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.02)		0.03		0.00 (2)	(0.00	)(2)	(0.01)	(0.03)
Net realized and unrealized
gains on investments	1.55		2.42		0.22	1.13		2.02	1.67
Total from investment operations	1.53		2.45		0.22	1.13		2.01	1.64

Less distributions paid:
From net investment income	—		(0.00	)(2)	—	—		—	—
From net realized gain on investments	—		(0.88)		(0.47)	(1.32)		(0.41)	—
Total distributions paid	—		(0.88)		(0.47)	(1.32)		(0.41)	—

Net asset value, end of period	$14.25		$12.72		$11.15	$11.40		$11.59	$9.99

Total return	12.03	%(3)	23.06%		1.99%	10.22%		20.30%	19.64%

Net assets at end of period (000’s)	$95,806		$83,581		$61,067	$68,440		$59,221	$45,207

Ratio of expenses to average net assets	1.34	%(4)	1.35%		1.39%	1.42%		1.48%	1.59%

Ratio of net investment income (loss)
to average net assets	(0.31	)%(4)	0.33%		0.03%	(0.02)%		(0.09)%	(0.36)%

Portfolio turnover rate	30.1	%(3)	74.7%		70.6%	72.0%		71.7%	109.5%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than one cent per share.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2017 (Unaudited)

1. Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc. (“AAA” or the “Adviser”), a Delaware corporation, serves as investment adviser to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Adviser anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Adviser in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the period ended November 30, 2017.

•
Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under direction of the Board of Trustees.  The Fund did not hold any such securities during th
e period ended November 30, 2017.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2017

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2017 (Unaudited)

Level 2 -
Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$93,451,593	$—	$—	$93,451,593
Preferred Stock	2,035,488	—	—	2,035,488
Total*	$95,487,081	$—	$—	$95,487,081

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2017, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2014 through May 31, 2017.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2017 (Unaudited)

As of May 31, 2017, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$67,877,999
Gross tax unrealized appreciation	$17,161,741
Gross tax unrealized depreciation	(1,679,998)
Net tax unrealized appreciation	$15,481,743
Undistributed ordinary income	2,326,139
Undistributed long-term capital gains	3,046,027
Total distributable earnings	$5,372,166
Other accumulated losses	—
Total accumulated gain	$20,853,909

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses relating to wash sale transactions.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.  For the fiscal year ended May 31, 2017, the Fund did not defer, on a tax basis, any post-October losses.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Six Months Ended	Year Ended
	November 30, 2017	May 31, 2017
Ordinary Income	$—	$1,726,529
Long-term capital gains	$—	$3,589,882

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017, and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates have no impact on the Fund’s net assets or results of operations.

Subsequent Events: In preparing these financial statements, management has performed an evaluation of subsequent events after November 30, 2017, through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

3. Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

For the period ended November 30, 2017, the Fund had advisory expenses of $436,053 and as of November 30, 2017, the Fund had $76,354 payable to the Adviser.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2017 (Unaudited)

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).  Fees for such distribution services are paid to the Distributor by the Adviser.

4. Capital Share Transactions

Capital Share Transactions of the Fund for the period ended November 30, 2017, were as follows:

	Amount	Shares
Shares sold	$8,616,763	653,594
Shares redeemed	(6,535,433)	(497,503)
Net decrease	$2,081,330	156,091

Shares Outstanding
Beginning of period		6,569,251
End of period		6,725,342

Capital Share Transactions of the Fund for the year ended May 31, 2017, were as follows:

	Amount	Shares
Shares sold	$15,744,727	1,352,655
Shares reinvested	5,274,998	470,982
Shares redeemed	(8,623,103)	(730,745)
Net increase	$12,396,622	1,092,892

Shares Outstanding
Beginning of period		5,476,359
End of period		6,569,251

5. Securities Transactions

During the period ended November 30, 2017, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $28,135,155 and $26,287,227, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2017, the North American Islamic Trust (“NAIT”) held 48.11% of the Fund. NAIT is the parent company of the Adviser.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2017 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”)

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Allied Asset Advisors, Inc.
Oak Brook, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
Cleveland, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Latham & Watkins
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Quasar Distributors, LLC is the Distributor for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allied Asset Advisors Funds

By    /s/Bassam Osman
Bassam Osman, President

Date    February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Bassam Osman
Bassam Osman, President

Date    February 8, 2018

By    /s/Mohammed Basheeruddin
Mohammed Basheeruddin, Treasurer

Date    February 8, 2018